Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2020	December 31, 2019
Term loan facilities, net of debt issuance costs (a)	$53,731	$22,207
Convertible debt (b)	4,362	17,431
Senior financing (c)	—	2,504
Other bank financing (d)	1,325	1,480
Capital lease obligations (e)	2,535	1,632
Balance, end of year	61,953	45,254
Current portion	(16,302)	(9,942)
Long-term portion	$45,651	$35,312

(a)     On December 20, 2017, the Company entered into a loan agreement with EDC for a $20,000 non-revolving term facility. The Company incurred debt issuance costs of $1,013 related to this loan, which are being amortized over the loan term using the effective interest rate method. The loan bears interest at 6% (prior to March 1, 2019, 9% plus monitoring fees), payable quarterly, as well as quarterly principal repayments. On March 23, 2020, the Company and EDC amended the terms of the secured term loan to defer $6,000 in principal payments in 2020, to recommence payment of $2,000 quarterly starting March 15, 2021 and to extend the term of the loan until September 30, 2022. As at December 31, 2020 the amount outstanding for this loan was $13,618, net of issuance costs, compared to $13,269, net of issuance costs, as at December 31, 2019. The loan is secured by share pledges over Westport Power, Inc., Fuel Systems Solutions, Inc., Westport Luxembourg S.a.r.l and MTM and by certain of the Company's property, plant and equipment.

On October 9, 2018, the Company entered into a Euro denominated loan agreement with UniCredit. This loan bears interest at an annual rate of 2.3% and interest is paid quarterly. This loan matures on December 31, 2023. As at December 31, 2020, the amount outstanding for this loan was $4,561 compared to $5,569 as at December 31, 2019, and was secured by a cash pledge of $1,356, with these restricted funds being recorded in other long-term assets.

On November 28, 2019, the Company entered into a second Euro denominated loan agreement with UniCredit. This loan bears interest at an annual rate of 1.8% and interest is paid quarterly. This loan matures on September 30, 2023. As at December 31, 2020, the amount outstanding for this loan was $2,685 compared to $3,369 as at December 31, 2019, and is secured by a cash pledge of $821, with these restricted funds also being recorded in other long-term assets.
14. Long-term debt (continued):

On May 20, 2020, the Company entered into a third Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.82% with a maturity date of May 31, 2025. As at December 31, 2020, the amount outstanding for this loan was $5,558. There is no security on the loan as it was made as part of the Italian government's COVID-19 Decreto Liquidità.

On July 17, 2020, the Company entered into a fourth Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.75% with a maturity date of July 31, 2026. As at December 31, 2020, the amount outstanding for this loan was $18,650. There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On August 11, 2020, the Company entered into a Euro denominated loan agreement with Deutsche Bank. The effective interest rate of this loan is 1.7% with a maturity date of August 31, 2026. As at December 31, 2020, the amount outstanding for this loan was $8,659. There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

(b)    On January 11, 2016, the Company entered into a financing agreement ("Tranche 2 Financing") with Cartesian. As part of the agreement, on June 1, 2016, convertible debt was issued in exchange for 9.0% convertible unsecured notes due June 1, 2021, which are convertible into common shares of the Company in whole or in part, at Cartesian's option, at any time following the twelve month anniversary of the closing at a conversion price of $2.17 per share. Interest is payable annually in arrears on December 31 of each year during the term. On July 24, 2020, Westport restructured the Tranche 2 Financing agreement and entered into a new financing agreement with Cartesian. Under the terms of the agreement, the Company agreed to pay down the principal amount of the existing convertible notes from $17,500 to $10,000. Concurrent with such repayment, the maturity of the remaining amended notes was extended three years to July 31, 2023, the coupon rate was reduced from 9.0% annually to 6.5% annually, and the conversion price was revised from $2.17 per share to $1.42 per share. As of July 30, 2020, Peter Yu, founder and managing partner of Cartesian, resigned his seat on the Board of Directors of the Company.

During the fourth quarter of 2020, Cartesian exercised its option to convert principal amounts of $5,000, plus accrued but unpaid interest on such principal amounts, into common shares of the Company (note 17).

On January 21, 2021, Cartesian exercised its option to convert a principal amount of $2,500, plus accrued and unpaid interest on such principal amount, into 1,815,117 common shares of the Company.

(c)     The senior financing facility was repaid on September 30, 2020.

(d)    Other bank financing consists of various secured and unsecured bank financing arrangements that carry rates of interest ranging from 0.75% to 3.8% and have various maturities out to 2022. Security includes a building owned by the Company in the Netherlands and certain accounts receivable.

(e)     The Company has capital lease obligations that have terms of three to five years at interest rates ranging from 2.3% to 12.0%.

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2020, the Company is in compliance with all covenants under the financing arrangements.

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2020:

	Term loan facilities	Convertible debt	Other bank financing	Capital lease obligations	Total
2021	$14,703	$—	$774	$825	$16,302
2022	14,847	—	368	628	15,843
2023	8,828	4,362	183	488	13,861
2024	6,625	—	—	403	7,028
2025 and thereafter	8,728	—	—	191	8,919
	$53,731	$4,362	$1,325	$2,535	$61,953
The estimated repayments including interest are as follows, for the years ending December 31:

2021	$7,451
2022	5,657
2023	1,795
2024	1,637
2025	2,270
2026	2,851
$21,661